Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS:

A.	On July 25, 2025, the Company entered into a securities purchase agreement with Alpha Capital Anstalt (“Alpha”) pursuant to which, the Company agreed to issue and sell to Alpha, subject to certain conditions, up to an aggregate of $25 million in securities across multiple tranches, consisting of preferred shares, pre-funded warrants, and ordinary warrants (the “Securities Purchase Agreement”).

At the initial closing, which took place on July 28, 2025, for a subscription amount of $1.395 million (as amended on August 11, 2025), the Company issued (i) pre-funded warrants to purchase 631,579 ordinary shares at an exercise price of $0.00001 per share, and (ii) ordinary warrants to purchase 631,579 ordinary shares at an exercise price of $2.09 per share. The pre-funded warrants are exercisable upon issuance and will expire when exercised in full. The ordinary warrants are exercisable upon issuance and expire five years from the initial exercise date. The exercise of the pre-funded warrants and ordinary warrants are subject to certain beneficial ownership limitations contained therein. On August 21, 2025, Alpha exercised all 631,579 Pre-Funded Warrants.

Following receipt of certain shareholder approvals, on September 29, 2025, the Company issued 3,800 preferred shares with a stated value of $1,000 per share, (the “Preferred Shares”), in exchange for an additional $3.8 million investment (the “Equity Closing”). Each Preferred Share is convertible into ordinary shares at a fixed conversion price of $2.288 per share. At the Equity Closing, the Company also issued 1,660,839 accompanying additional ordinary warrants, with an exercise price of $2.40 per share, equal to 100% of the shares underlying the Preferred Shares, which are exercisable upon issuance and will expire five years from the initial exercise date. Following the Equity Closing, as of the date of approval of these interim financial statements, the Company’s shareholders’ equity is expected to be above $2.5 million.

Under the terms of the Securities Purchase Agreement, subject to certain conditions and as long as any Preferred Shares or Additional Ordinary Warrants are outstanding, Alpha also has the right to purchase additional preferred shares and warrants from the Company up to an additional $20 million.

The Securities Purchase Agreement also provides for certain additional fundings by Alpha after the Equity Closing which can come in the form of warrant exercises, subsequent financing or other financing arranged by Alpha, subject to certain conditions, up to $15 million, over a two year period beginning after the Equity Closing. Assuming full exercise of all warrants, the overall financing from Alpha may reach $50 million.

Per the agreement, the Company has agreed to file registration statements with the U.S. Securities and Exchange Commission pertaining to the resale of ordinary shares resulting from the conversion or exercise of the Preferred Shares, pre-funded warrants and warrants issued at the initial closing and Equity Closing.

B.	Further to the Baran Cooperation Agreement signed during the reporting period (Note 6A), on September 14, 2025, the Company and Baran Energy Ltd. (a subsidiary of Baran; hereinafter “Baran Energy”) have signed a system purchase agreement for the completion and operational launch of two bGen™ ZERO TES systems currently in development in Brenmiller’s portfolio in Israel (at Tempo Beverages Ltd. and Wolfson Medical Center). Under the agreement, the Company will receive project financing from Baran Energy, which will become the owner of the projects. Milestone-based payments will be made by Baran to Brenmiller during the construction and commissioning phases, amounting in total $2.8 million. Revenue from end customers will be shared between the parties based on a predefined economic model. Brenmiller will retain all intellectual property and will continue to provide, and be paid for, operations and maintenance on the bGen™ ZERO systems. The system purchase agreement became effective on September 28, 2025, after receiving the approval of both TES system clients. Following this and taking into account the overall consideration to be paid by Baran Energy, the Company will have to reassess the net realizable value of the accumulated work in progress as of the effective date above and may have to recognize an additional loss from write-down of such inventories.

C.	On July 15, 2025, the Company signed an agreement for the extension of its manufacturing facility premises lease for one additional year and one year option. The term addition of two years will be recognized as additional right-of-use asset of and lease liability of $582 thousand.

D.	On September 4, 2025, the Company filed a Registration Statement on Form S-8, to register 1,672,536 additional ordinary shares, no par value per share, to be reserved for issuance under the Brenmiller Energy Ltd.2013 Global Incentive Option Scheme, which are in addition to an aggregate of already registered 502,464 Ordinary Shares under the Plan.